RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based payments expense	$ 69,957		$ 212,570	$ 568,785
Issuance of shares for service	0		337,250	337,250
Stock options expenses	69,957	$ 146,253	212,570	568,785
Director [Member]
Share-based payments expense			0	$ 73,417
Advanced to related party							$ 250,000
Amount returned by related party						$ 50,000	$ 120,000
Prepaids and other current assets	0		0		$ 0
Officer [Member]
Due to related Party	572,096		572,096		337,762
Chief Executive Officer [Member]
Due to related Party	250,617		250,617		14,861
Advanced to related party					201,711
Chief Executive Officer One [Member]
Due to related Party	265,533		265,533		265,533
Chief Financial Officer [Member]
Due to related Party	1,510		1,510		2,932
Secretary [Member]
Due to related Party	$ 54,436		$ 54,436		$ 54,436